Fair Value Measurements (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	June 30, 2024	December 31, 2023
Liabilities:
Warrant liability – Public Warrants	1	$625	$375
Warrant liability – Private Placement Warrants	3	350	210
Total warrant liability		$975	$585

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liability – Public Warrants	1	$375	$1,250
Warrant liability – Private Placement Warrants	3	210	840
Total warrant liability		$585	$2,090

Schedule of Derivative Liabilities at Fair Value
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Three Months Ended June 30, 2024			Six Months Ended June 30, 2024
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Warrant Liabilities	Private Warrants
Fair value, beginning of period	$875	$560	$1,435	$375	$210	$585
Change in valuation inputs or other assumptions	(250)	(210)	(460)	250	140	390
Fair value, end of period	$625	$350	$975	$625	$350	$975

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Warrant Liabilities	Private Warrants
Fair value, beginning of period	$875	$490	$1,365	$1,250	$840	2,090
Change in valuation inputs or other assumptions	625	420	1,045	250	70	320
Fair value, end of period	$1,500	$910	$2,410	$1,500	$910	$2,410

The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Year Ended December 31, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	(875)	(630)	(1,505)
Fair value, end of period	$375	$210	$585

	Year Ended December 31, 2022
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$16,750	$10,710	$27,460
Change in valuation inputs or other assumptions	(15,500)	(9,870)	(25,370)
Fair value, end of period	$1,250	$840	$2,090

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2024	December 31, 2023
Exercise price	$11.50	$11.50
Stock price	$1.04	$0.72
Volatility	93.0%	87.5%
Term (years)	1.96	2.46
Risk-free interest rate	4.72%	4.13%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$0.72	$1.01
Volatility	87.5%	82.3%
Term (years)	2.46	3.46
Risk-free interest rate	4.13%	4.17%